Share-Based Compensation - Additional Information (Detail) shares in Millions	12 Months Ended
	Oct. 31, 2019 CAD ($) shares	Oct. 31, 2018 CAD ($) shares	Oct. 31, 2017 CAD ($)
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation expense, net of effects of related hedges	$ 546,000,000	$ 509,000,000	$ 490,000,000
Compensation expense, before effects of related hedges	662,000,000	607,000,000	917,000,000
Liabilities related to share based compensation plans	2,000,000,000	2,100,000,000
Contribution from employer	$ 352,000,000	355,000,000
Employee Stock Options [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Options vesting period	Compensation expense is recognized based on the fair value of the share units at the grant date adjusted for changes in fair value between the grant date and the vesting date, net of hedging activities, over the service period required for employees to become fully entitled to the awards. This period is generally equal to the vesting period, in addition to a period prior to the grant date. For the Bank's share units, this period is generally equal to four years.
Options, term	The cost of the share options is based on the fair value estimated at the grant date and is recognized as compensation expense and contributed surplus over the service period required for employees to become fully entitled to the awards. This period is generally equal to the vesting period in addition to a period prior to the grant date. For the Bank's share options, this period is generally equal to five years. When options are exercised, the amount initially recognized in the contributed surplus balance is reduced, with a corresponding increase in common shares.
Weighted average share price for the options exercised	$ 74.15	$ 74.99	$ 67.79
Granted	2,200,000	1,900,000	2,000,000
Employee Stock Options [member] | Key management personnel of entity or parent [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Common shares reserved for future issuance | shares	16	18
Options vesting period	Four-year
Options, term	Ten years
Stock Option Awards [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Compensation expense	$ 11,100,000	$ 11,500,000	$ 14,800,000
Granted	2,200,000	1,900,000	2,000,000
Weighted average fair value of options granted	$ 5.64	$ 6.28	$ 5.81
Restricted Share Unit And Performance Share Unit Plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Share units, vesting periods	3 years
Number of other equity instruments outstanding in share based payment arrangement	22,000,000	23,000,000
Restricted Share Unit And Performance Share Unit Plans [member] | Bottom of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of number of units outstanding at maturity determining final number of performance share units	80.00%
Restricted Share Unit And Performance Share Unit Plans [member] | Top of range [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Percentage of number of units outstanding at maturity determining final number of performance share units	120.00%
Deferred share unit plans [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Number of other equity instruments outstanding in share based payment arrangement	6,600,000	6,600,000
Employee ownership plan [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Description of employee ownership plan contribution		Employees can contribute any amount of their eligible earnings (net of source deductions), subject to an annual cap of 10% of salary to the Employee Ownership Plan. For participating employees below the level of Vice President, the Bank matches 100% of the first $250 of employee contributions each year and the remainder of employee contributions at 50% to an overall maximum of 3.5% of the employee's eligible earnings or $2,250, whichever comes first.
Contribution from employer	$ 74,000,000	$ 72,000,000	$ 70,000,000
Common shares held under employee ownership plan	20,000,000	20,000,000